ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 1) - Boston Solar Acquisition [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, net	$ 8,149,480	$ 5,333,803	$ 27,385,051	$ 18,500,837
Net loss	$ (1,339,901)	$ (3,348,902)	$ (9,609,240)	$ (6,148,422)